Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,823.75
Previously Paid Amount	0
Total Fee Amount	0.25
Total Offset Amount	0
Net Fee	$ 0.25
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A